Croft-Leominster
                                   Value Fund


                               SEMI-ANNUAL REPORT

                                October 31, 1996
                                  (Unaudited)

Dear fellow shareholder:

During the twelve months period ending December 31, 1996, the Croft-Leominster Value Fund gained 19.9% on a total return basis. Since its inception date of May 10, 1995 through December 31, 1996, the Value Fund has gained 34.1% on a total return basis.* There has not been much change in the structure of the portfolio over the last six months because of the comfort level we have with the fundamentals of the companies and the longer term nature of our investment philosophy. Our cash level is slightly higher (8.4%) and is earmarked for purchases. In hindsight, we were probably too early in booking some gains in the banking sector, though we still have a very meaningful exposure (9.0%).

Through our research we have not had an easy time uncovering compelling value ideas given the current investment climate. As shown in the following chart we continue to adhere to our discipline of owning companies that are selling more cheaply than the overall market.


                                        Value Fund     S&P 500
                                        ----------     -------
1997E Price/Earnings                       13.3x        16.4x
Estimated Growth Rate                      10.6%         8.0%
Price/Book Value                            2.0x         3.0x



The most significant portfolio shift has been to increase our weighting in oil (13%) and natural gas (12%) exploration and production. In these two areas we have been able to find some smaller companies that are trading at significant discounts to their net asset values and at low cash flow multiples.

We diligently continue our pursuit of value while keeping a sharp eye on reduced downside risk in all of the companies we purchase.

Thank you again for investing in the Croft-Leominster Value Fund. As always, we will work hard to achieve good returns for our shareholders.

         With kindest regards,


                                   Sincerely yours,

                                   /s/ Gordon Crofit
                                   Gordon Croft
                                   Vice President

* Past performance is not indicative of future performance. Investment return and principal value will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original value.

** Comments refer to the Fund as of October 31, 1996. Composition of the portfolio may have changed somewhat as of this mailing.


                            CROFT-FUNDS CORPORATION
                            SCHEDULE OF INVESTMENTS
                          CROFT-LEOMINSTER VALUE FUND
                                October 31, 1996
                                  (Unaudited)



Shares                                                           Market Value
------                                                           ------------

COMMON STOCKS  92.02%

BANKS, S & L'S, AND BROKERS   8.97%
           100      Chase Manhattan Bank ..................      $   8,575
         2,500      Great Western Financial................         70,000
           900      Greenpoint Financial Corp..............         41,850
           300      H.F. Ahmanson & Co.....................          9,413
           420      Provident Bankshares Corp..............         15,120
                                                                   -------
                                                                   144,958
                                                                   -------


BUILDING & CONSTRUCTION       6.64%
         2,050      Owens Corning..........................         79,431
         2,900      Schuller Corporation...................         27,913
                                                                   -------
                                                                   107,344
                                                                   -------

BUSINESS SERVICES AND TRANSPORTATION  5.18%
           100      AMR Corp.*.............................          8,400
           700      Kansas City Southern Industries........         32,900
           757      Union Pacific Corp.....................         42,487
                                                                   -------
                                                                    83,787
                                                                   -------
CAPITAL EQUIPMENT             4.34%
         4,100      Westinghouse Electric..................         70,213
                                                                   -------
CHEMICALS                     3.47%
         2,185      Millenium Chemicals Inc................         44,246
           400      Rhone-Poulenc ADR......................         11,900
                                                                   -------
                                                                    56,146
                                                                   -------




   The accompanying notes are an integral part of these financial statements.



                            CROFT-FUNDS CORPORATION
                            SCHEDULE OF INVESTMENTS
                          CROFT-LEOMINSTER VALUE FUND
                                October 31, 1996
                                  (Unaudited)

Shares                                                           Market Value
------                                                           ------------

CLOSED END FUNDS- ASIA        1.76%
         2,500      Asia Tigers Fund Inc...................      $  25,938
           200      Schroder Asian Growth Fund.............          2,400
                                                                   -------
                                                                    28,338
                                                                   -------

CLOSED END FUNDS- GERMANY     1.58%
           700      Central European Equity Fund Inc.......         13,738
         1,500      Emerging Germany Fund Inc.*............         11,813
                                                                   -------
                                                                    25,551
                                                                   -------

CLOSED END FUNDS- GLOBAL      0.67%
           100      GT Global Developing Markets Fund......          1,100
           700      GT Global Eastern Europe Fund..........          9,625
                                                                   -------
                                                                    10,725
                                                                   -------

CLOSED END FUNDS-LATIN AMERICA  0.50%
           700      Argentina Fund Inc.....................          8,050
                                                                   -------

CONSUMER CYCLICALS            3.46%
           600      Philips Electronics N.V................         21,150
         2,900      Stant Corp.............................         34,800
                                                                   -------
                                                                    55,950
                                                                   -------
CONSUMER NON-DURABLES         3.43%
           200      Colgate Palmolive Co...................         18,400
         4,000      Hanson PLC ADR.........................         25,500
         1,000      Imperial Tobacco Group PLC ADR.........         11,500
                                                                   -------
                                                                    55,400
                                                                   -------
FERTILIZERS                   2.54%
           450      Agrium, Inc. (CANADA)..................          6,023
           300      IMC Global Inc.........................         11,250
           335      Potash Corp. Of Saskatchewan...........         23,743
                                                                   -------
                                                                    41,016
                                                                   -------

   The accompanying notes are an integral part of these financial statements.




                            CROFT-FUNDS CORPORATION
                            SCHEDULE OF INVESTMENTS
                          CROFT-LEOMINSTER VALUE FUND
                                October 31, 1996
                                  (Unaudited)

Shares                                                           Market Value
------                                                           ------------



FINANCIAL SERVICES            1.09%
           250      Franklin Resources Inc.................      $  17,625
                                                                   -------

GAS AND GAS TRANSMISSION      0.97%
           500      British Gas PLC ADR....................         15,625
                                                                   -------
INSURANCE                     8.50%
         1,100      Everest Reinsurance Holdings Inc.......         28,050
           700      GCR Holdings Ltd.......................         16,275
         2,200      Highlands Insurance Group*.............         43,450
           400      ITT Hartford Group, Inc................         25,200
           450      Travelers Group, Inc...................         24,413
                                                                   -------
                                                                   137,388
                                                                   -------
INTERNATIONAL OIL AND GAS     0.28%
           200      YPF SA (ADR)...........................          4,550
                                                                   -------

NATURAL GAS                   12.73%
         2,400      Bellwether Exploration*................         16,200
         2,600      Comstock Resources Inc.*...............         33,475
        12,200      Frontier Natural Gas Corp.*............         29,738
         6,600      Gothic Energy Corp.*...................         15,675
        14,510      National Energy Group Inc.*............         61,668
         8,500      Panaco Inc.*...........................         48,875
           .10      Union Pacific Resources Group..........              4
                                                                   -------
                                                                   205,635
                                                                   -------
OIL                           13.32%
           600      Benton Oil & Gas Co.*.................          14,700
         7,300      Equity Oil Co*........................          23,269
         6,000      Magnum Petroleum Inc.*................          29,250
         1,300      Mallon Resources Corp.*...............          10,400
         3,100      McFarland Energy Inc.*................          35,650
         1,500      Oryx Energy Co. *.....................          28,875
         4,500      Santa Fe Energy Resources*............          64,125
           200      Triton Energy Ltd.*...................           8,925
                                                                   -------
                                                                   215,194
                                                                   -------




   The accompanying notes are an integral part of these financial statements.




                            CROFT-FUNDS CORPORATION
                            SCHEDULE OF INVESTMENTS
                          CROFT-LEOMINSTER VALUE FUND
                                October 31, 1996
                                  (Unaudited)

Shares                                                           Market Value
------                                                           ------------



PAPER & FOREST PRODUCTS       8.20%
         1,300      Boise Cascade Corp......................      $ 40,300
         1,700      Scott Paper Ltd.........................        34,223
         3,800      Stone Container Corp....................        57,950
                                                                  --------
                                                                   132,473
                                                                  --------

PHARMACEUTICALS               3.54%
           900      Warner Lambert Co.......................        57,263
                                                                  --------

RETAIL                        0.29%
         2,000      Barry's Jewelers Inc.*..................         4,750
                                                                  --------

TELEPHONE & CELLULAR          0.56%
         5,000      SA Telecommunications Inc.*.............         9,063
                                                                  --------

TOTAL COMMON STOCKS (Cost $1,330,712).......................     1,487,044
                                                                 ---------

SHORT TERM INVESTMENTS        8.86%
       143,109      Star Treasury Fund (Cost $143,109).......      143,109
                                                                  --------

TOTAL INVESTMENTS (Cost $1,473,821).............. 100.88%      $ 1,630,153
Other assets less liabilities....................  (0.88%)         (14,182)
                                                  ------       -----------
TOTAL NET ASSETS ................................ 100.00%      $ 1,615,971
                                                  =======      ===========


* Non-Income Producing





   The accompanying notes are an integral part of these financial statements.





                            Croft Funds Corporation
                       STATEMENT OF ASSETS AND LIABILITIES
                           CROFT-LEOMINSTER VALUE FUND
                                October 31, 1996
                                   (Unaudited)


ASSETS
Investments at value (cost $1,473,821).......................     $1,630,153
Dividends and interest receivable............................          1,742
Due from Investment Adviser (Note 3).........................          2,247
Other Assets ................................................          3,100
                                                                   ---------
       Total assets .........................................      1,637,242
                                                                   ---------
LIABILITIES
Payable for securities purchased ............................          6,500
Payable for fund shares redeemed ............................            330
Other expenses ..............................................         14,441
                                                                    --------
       Total liabilities ....................................         21,271
                                                                    ========
NET ASSETS
Net assets, equivalent to $12.60 per share,
   on 128,289 shares outstanding (Note 4)....................     $1,615,971
                                                                   =========
Computation of net asset value per share and
public offering price .......................................     $    12.60
                                                                   =========
Net Assets consist of:
Paid in capital .............................................      1,394,479
Undistributed net investment income..........................          3,965
Accumulated undistributed net realized
   gains (losses) from security transactions................          61,195
Net unrealized appreciation (depreciation)
   of investments ..........................................         156,332
                                                                   ---------
Net Assets October 31, 1996 ..................................... $1,615,971
                                                                   =========


   The accompanying notes are an integral part of these financial statements.




                            Croft Funds Corporation
                             STATEMENT OF OPERATIONS
                           CROFT-LEOMINSTER VALUE FUND
                    For the six months ended October 31, 1996
                                   (Unaudited)


Investment Income:

Dividends ..................................................     $   9,248
Interest ...................................................         5,262
                                                                   -------
       Total income ........................................        14,510
                                                                   -------

Expenses:
Investment advisory fee (Note 3)............................         6,615
Distribution fee (Note 3) ..................................         1,352
Administration Fee .........................................         8,554
Legal Fee ..................................................         7,259
Transfer Agent Fee .........................................         5,892
Audit Fee ..................................................         3,308
Insurance ..................................................         3,150
Custody Fee.................................................         2,944
Printing ...................................................         1,915
Registration ...............................................         1,261
Other ......................................................           857
                                                                   -------
       Total expenses.......................................        43,107
       Less: Expense Reimbursement..........................       (32,552)
                                                                   -------
       Net Expenses.........................................        10,555
                                                                   -------

       Net investment income (loss).........................         3,955
                                                                    ------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments ....................        62,031
Unrealized appreciation (depreciation) of investments
     for the period ........................................        50,570
                                                                   -------
       Net gain (loss) on investments ......................       112,601
                                                                   -------
       Net increase (decrease) in net assets from
          operations........................................      $116,556
                                                                  ========




   The accompanying notes are an integral part of these financial statements.

                            Croft Funds Corporation
                       STATEMENT OF CHANGES IN NET ASSETS
                          CROFT-LEOMINSTER VALUE FUND



                                                                  For the six months       May 4,  1995*
                                                                 ended October 31, 1996        through
                                                                      (Unaudited)          April 30, 1996
Increase (Decrease) in Net Assets from Operations:

Net investment income .......................................          $ 3,955                 $ 6,168
Net realized gain (loss) on investments......................           62,031                  15,698
Unrealized appreciation (depreciation) for the period........           50,570                 105,762
                                                                       -------                 -------
Net increase (decrease) in net assets
     from operations ........................................          116,556                 127,628
                                                                       -------                 -------
Dividends paid to shareholders:

Net investment income ($.0 and .07 per share, respectively)..                0                  (6,158)
Capital gains ($.11 and .04 per share, respectively)                   (12,746)                 (3,788)

Capital share transactions (Note 4)..........................          256,732               1,137,747
                                                                       -------               ---------
     Total increase .........................................          360,542               1,255,429
                                                                       -------               ---------
Net Assets:
Beginning of period .........................................        1,255,429                       0

End of period (including undistributed
     net investment income of $3,965 and $10, respectively)..       $1,615,971              $1,255,429



* Commencement of operations





   The accompanying notes are an integral part of these financial statements.

                           CROFT FUNDS CORPORATION
                         NOTES TO FINANCIAL STATEMENT
                                October 31, 1996
                                  (Unaudited)


Note 1. Nature of Business and Basis of Presentation

The Croft-Leominster Value Fund (the "Fund"), is a managed portfolio of the Croft Funds Corporation, a diversified open-end management investment company registered under the Investment Company Act of 1940. The Fund is one of a series of Funds of the Croft Funds Corporation, which also includes the Croft-Leominster Income Fund. The Fund's investment objective is to seek growth of capital. It invests primarily (under normal market conditions, at least 65% of its total assets) in common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

(a) Valuation of Securities.

    Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter, are valued at the last reported bid price.

(b) Income taxes.

    The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

(c) Estimates.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Other.

    Realized gains and losses are reported on an identified cost basis. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                          CROFT FUNDS CORPORATION
                         NOTES TO FINANCIAL STATEMENT
                                October 31, 1996
                                  (Unaudited)


Note 3. Investment Advisory Fee and Other Transactions With Affiliates.

The Fund retains Croft-Leominster Inc. (Adviser) as its investment adviser. Under the terms of the agreement the Adviser receives a fee, computed daily and payable monthly at the annual rate of .94% of the Value Fund's average daily net assets. Until December 31, 1997, the manager guarantees that the overall expense ratio for the Value Fund, which excludes ordinary brokerage commissions incurred in the purchase or sale of portfolio securities, will not exceed 1.50%. As a result, for the six months ended October 31, 1996, the Adviser accrued reimbursements to the Fund of $32,552.

Pursuant to a plan of Distribution the Fund pays a distribution fee of up to
 .25% of the average daily net assets to Broker-Dealers for distribution assistance, and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance. For the six months ended October 31, 1996 the Fund accrued distribution fees of $1,352.

Note 4. Capital Stock.

At October 31, 1996, there were 30,000,000 shares of capital stock ($.001 par value) authorized for the Croft Funds Corporation, and capital paid-in amounted to $1,394,479 for the Value Fund. Transactions in capital stock were as follows:


                                                          For the six
                                                          months ended
                                                        October 31, 1996
                                                       ------------------

                                                     Shares            Amount
                                                     ------            ------
Sold .......................................         20,378           $245,862
Issued on reinvestment
of dividends ...............................            992             11,200
Redemptions ................................            (27)              (330)
                                                     ------             -------
Net increase...................................      21,343           $256,732
                                                     ======           ========

                          CROFT FUNDS CORPORATION
                         NOTES TO FINANCIAL STATEMENT
                                October 31, 1996
                                  (Unaudited)


Note 5. Investment Transactions.

During the period ended October 31, 1996, purchases and sales of investment securities, excluding short-term obligations were as follows:


          Cost of purchases                   $733,750
          Proceeds of sales                    558,297

At October 31, 1996 the net unrealized appreciation based on cost for Federal income tax purposes of $1,476,757 for the Value Fund was as follows:


          Unrealized appreciation            $ 201,476
          Unrealized depreciation              (48,079)
                                              --------
                                             $ 153,397
                                              ========

Note 6.  Financial Instrument Disclosure

There are no reportable financial instruments that have any off balance sheet risk as of October 31, 1996.


                            CROFT-FUNDS CORPORATION
                           CROFT-LEOMINSTER VALUE FUND
                  Financial Highlights for a share outstanding
                             throughout the period






                                          For the six months         May 4, 1995*
                                        ended October 31, 1996         through
                                            (Unaudited)             April 30, 1996
                                            -----------             --------------

Net asset value, beginning of period........  $ 11.74                  $ 10.00

Income from investment operations:
   Net investment income....................      .03                      .10
   Net realized and unrealized gain (loss)
   on investments ..........................      .94                     1.75
                                               ------                   ------
      Total from investment operations            .97                     1.85
                                               ------                   ------

Less distributions:
     Dividends from net investment income...       -                      (.07)
     Dividends from net realized gains......     (.11)                    (.04)
                                               ------                   ------

      Total distributions...................     (.11)                    (.11)
                                               ------                   ------

Net asset value, end of period..............  $ 12.60                  $ 11.74
                                              =======                  =======

Ratios/Supplemental Data:
     Net assets, end of period (000's)......    1,616                    1,255
     Ratios to average net assets:
     Expenses...............................     1.50%**                  1.50%**
     Net investment income..................     0.56%**                  0.89%**
     Portfolio turnover rate ...............    46.00%                   65.38%
     Average Commission Rate Paid ..........    .1051                     -

Total Return................................    17.29%**                 18.57%


** Commencement of operations
** Annualized






   The accompanying notes are an integral part of these financial statements.